Nuveen Life Funds	Supplement

Nuveen Life Funds

Nuveen Life Real Estate Securities Select Fund

SUPPLEMENT NO. 4

dated January 28, 2026 to the Statutory Prospectus dated May 1, 2025

As a correction, all instances of the name “Griffen Bazor” in the Statutory Prospectus are hereby replaced with “Griffin Bazor.”

MGN-LFPRO2-0126P

Nuveen Life Funds	Supplement

Nuveen Life Funds

SUPPLEMENT NO. 3

dated January 28, 2026, to the Statement of Additional Information (“SAI”) dated May 1, 2025

As a correction, all instances of the name “Griffen Bazor” in the SAI are hereby replaced with “Griffin Bazor.”

MGN-LFSAI2-0126P